Lease - Schedule of Future Minimum Payments Under the Group’s Operating Leases (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Future Minimum Payments Under the Group’s Operating Leases [Abstract]
2027	$ 451,655
2028	488,186
Total lease payments	939,841
Less: imputed interest	(35,360)
Present value of operating lease liabilities	$ 904,481	$ 1,193,105